CERTIFICATION




      Pursuant to Rule 497(j), the Morgan Keegan Select Fund, Inc. (1933 Act File No. 333-66181, 1940 Act File No. 811-09079) ("Registrant") hereby certifies
(a) that the form of Statement of Additional Information for Regions Morgan Keegan Select Capital Growth Fund, form of Statement of Additional Information for Regions Morgan Keegan Select Financial Fund and form of Statement of Additional Information for Regions Morgan Keegan Select High Income Fund and Regions Morgan Keegan Select Intermediate Bond Fund, used with respect to the Registrant, do not differ from the Statements of Additional Information contained in Post-Effective Amendment No. 11 ("Post-Effective Amendment No. 11") to the Registrant's Registration Statement on Form N-1A and (b) that Post-Effective Amendment No. 11 was filed electronically.





                                                Morgan Keegan Select Fund, Inc.



Dated:  October 31, 2003                        By:  /s/ Charles D. Maxwell
                                                     -------------------------
                                                        Charles D. Maxwell
                                                        Secretary